UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

                Check here if Amendment []; Amendment Number:

                        This Amendment (Check only one.):

                            /__/  is a restatement.
                           /__/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jacob Asset Management of New York, LLC
Address: 507 Paseo de la Playa
         Redondo Beach, CA  90277

Form 13F File Number:  28-10765


     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ryan I. Jacob
Title: Manager, Chief Executive Officer and Managing Member
Phone: (310) 421-4943

Signature, Place, and Date of Signing:

/s/ RYAN I. JACOB
RYAN I. JACOB
Redondo Beach, CA
2/14/08

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)

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                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

     NONE

Form 13F Information Table Entry Total:

     31

Form 13F Information Table Value Total:

     $65,739 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

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                    JACOB ASSET MANAGEMENT OF NEW YORK, LLC
                   FORM 13F INFORMATION TABLE AS OF 12/31/2007

(COLUMN 1)                     (COLUMN 2)  (COLUMN 3)  (COLUMN 4)    (COLUMN 5)      (COLUMN 6)  (COLUMN 7)     (COLUMN 8)

                                                                                    INVESTMENT
NAME OF                         TITLE OF                 VALUE       SHRS OR        DISCRETION     OTHER     VOTING AUTHORITY
ISSUER                          CLASS       CUSIP       (X$1000)     PRN AMT*         (SOLE)      MANAGERS        (SOLE)
------------------------------------------------------------------------------------------------------------------------------
ADOBE SYS INC                   COMMON     00724F101      641         15,000            X                        15,000
AIRSPAN NETWORKS INC            COMMON     00950H102      353        200,422            X                       200,422
ALVARION LTD                    COMMON     M0861T100      346         36,400            X                        36,400
APPLE INC                       COMMON     037833100      594          3,000            X                         3,000
AUTOBYTEL INC                   COMMON     05275N106    2,285        830,841            X                       830,841
BAIDU COM INC                   COMMON     056752108      390          1,000            X                         1,000
CDC CORP SHS A                  COMMON     G2022L106    2,213        454,513            X                       454,513
CNET NETWORKS INC               COMMON     12613R104        9          1,000            X                         1,000
CTRIP COM INTL LTD              COMMON     22943F100    1,839         32,000            X                        32,000
DIGITAL RIV INC                 COMMON     25388B104      662         20,021            X                        20,021
EARTHLINK INC                   COMMON     270321102    3,733        528,000            X                       528,000
EBAY INC                        COMMON     278642103    2,821         85,000            X                        85,000
ELECTRONIC ARTS INC             COMMON     285512109       58          1,000            X                         1,000
GOOGLE INC                      COMMON     38259P508    6,915         10,000            X                        10,000
HOLLYWOOD MEDIA CORP COMMON     COMMON     436233100    2,413        831,932            X                       831,932
INFOSPACE INC                   COMMON     45678T201    4,004        212,988            X                       212,988
LOOKSMART LTD                   COMMON     543442503    1,512        474,000            X                       474,000
MONSTER WORLDWIDE INC           COMMON     611742107       58          1,789            X                         1,789
NAPSTER INC                     COMMON     630797108    2,775      1,408,644            X                     1,408,644
NEWS CORP                       COMMON     65248E104      820         40,000            X                        40,000
NOVELL INC                      COMMON     670006105      803        116,900            X                       116,900
OPENWAVE SYS INC                COMMON     683718308    2,095        805,653            X                       805,653
RED HAT INC                     COMMON     756577102      834         40,000            X                        40,000
SANDISK CORP                    COMMON     80004C101    2,322         70,000            X                        70,000
SINA CORP                       COMMON     G81477104    3,478         78,500            X                        78,500
SIRF TECHNOLOGY HLDGS INC       COMMON     82967H101    1,910         76,000            X                        76,000
SOHU COM INC                    COMMON     83408W103    9,666        177,300            X                       177,300
SOURCEFORGE INC                 COMMON     83616W101    1,246        508,712            X                       508,712
TAKE-TWO INTERACTIVE SOFTWARE   COMMON     874054109    4,379        237,368            X                       237,368
THESTREET COM                   COMMON     88368Q103    1,209         75,947            X                        75,947
YAHOO INC                       COMMON     984332106    3,356        144,274            X                       144,274

* All of the securities listed within this column are stated in SH.

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